AMERIPRISE CERTIFICATE COMPANY

SEMIANNUAL REPORT
TO SHAREHOLDER

June 30, 2014

AMERIPRISE CERTIFICATE COMPANY
SEMIANNUAL REPORT TO SHAREHOLDER
June 30, 2014

TABLE OF CONTENTS
Page

Balance Sheet	2-3
Statement of Income	4-5
Statement of Comprehensive Income	6
Statement of Shareholder's Equity	7
Statement of Cash Flows	8
Investments of Securities in Unaffiliated Issuers	9-31

AMERIPRISE CERTIFICATE COMPANY
BALANCE SHEET

June 30, 2014	Unaudited
(thousands)
ASSETS
Qualified Assets
Cash and cash equivalents	$91,900
Investments in unaffiliated issuers:
Available-for-Sale securities, at fair value	4,214,390
Syndicated loans and commercial mortgage loans, at cost	123,036
Certificate loans - secured by certificate reserves, at cost, which approximates fair value	1,094
Real estate owned, at fair value less cost to sell	1,027
Total investments	4,339,547

Receivables:
Dividends and interest	15,275
Investment securities sold	3,685
Other receivables	4,419
Total receivables	23,379
Equity options, purchased	55,161
Total qualified assets	4,509,987
Deferred taxes, net	925
Total assets	$4,510,912

AMERIPRISE CERTIFICATE COMPANY
BALANCE SHEET (CONTINUED)

June 30, 2014	Unaudited
(thousands)
LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities
Certificate reserves
Installment certificates:
Reserves to mature	$20,604
Additional credits and accrued interest	121
Fully paid certificates:
Reserves to mature	4,156,702
Additional credits and accrued interest	6,328
Due to unlocated certificate holders	152
Total certificate reserves	4,183,907
Current taxes payable to parent	7,356
Equity options, written	48,761
Due to related party	1,323
Other liabilities	26,125
Total liabilities	4,267,472

Shareholder's Equity
Common shares ($10 par value, 150,000 shares authorized and issued)	1,500
Additional paid-in capital	201,517
Retained earnings:
Appropriated for pre-declared additional credits and interest	92
Appropriated for additional interest on advance payments	15
Unappropriated	33,910
Accumulated other comprehensive income, net of tax	6,406
Total shareholder's equity	243,440
Total liabilities and shareholder's equity	$4,510,912

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF INCOME

Six Months Ended June 30, 2014	Unaudited
(thousands)

Investment Income
Interest income from unaffiliated investments:
Available-for-Sale securities	$40,895
Mortgage loans on real estate and other loans	2,908
Certificate loans	31
Dividends	125
Other	387
Total investment income	44,346

Investment Expenses
Ameriprise Financial, Inc. and affiliated company fees:
Distribution	5,384
Investment advisory and services	5,536
Transfer agency	2,830
Depository	23
Other	638
Total investment expenses	14,411

Net investment income before provision for certificate reserves and income taxes	$29,935

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF INCOME (Continued)

Six Months Ended June 30, 2014	Unaudited
(thousands)

Provision for certificate reserves
According to the terms of the certificates:
Provision for certificate reserves	$434
Interest on additional credits	21
Additional credits/interest authorized by ACC	13,211
Total provision for certificate reserves before reserve recoveries	13,666
Reserve recoveries from terminations prior to maturity	(313)
Net provision for certificate reserves	13,353

Net investment income before income taxes	16,582
Income tax expense	6,171
Net investment income	10,411

Net realized gain on investments	472
Income tax expense	165
Net realized gain on investments, after-tax	307

Net Income	$10,718

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF COMPREHENSIVE INCOME

Six Months Ended June 30, 2014	Unaudited
(thousands)

Net Income	$10,718
Other comprehensive income, net of tax:
Net unrealized gains on securities:
Net unrealized securities gains arising during the period	9,853
Reclassification of net securities gains included in net income	(306)
Total other comprehensive income, net of tax	9,547
Total comprehensive income	$20,265

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF SHAREHOLDER'S EQUITY

Six Months Ended June 30, 2014	Unaudited
(thousands)
Common Shares
Balance at beginning and end of period	$1,500

Additional Paid-in Capital
Balance at beginning and end of period	201,517

Retained Earnings
Appropriated for Pre-declared Additional Credits and Interest
Balance at beginning of period	26
Transfer from unappropriated retained earnings	66
Balance at end of period	92

Appropriated for Additional Interest on Advance Payments
Balance at beginning and end of period	15

Unappropriated
Balance at beginning of period	23,258
Net income	10,718
Transfer to appropriated retained earnings	(66)
Balance at end of period	33,910

Accumulated Other Comprehensive Income, Net of Tax
Balance at beginning of period	(3,141)
Other comprehensive income, net of tax	9,547
Balance at end of period	6,406

Total Shareholder's Equity	$243,440

AMERIPRISE CERTIFICATE COMPANY
STATEMENT OF CASH FLOWS

Six Months Ended June 30, 2014	Unaudited
(thousands)
Cash Flows from Operating Activities
Net income	$10,718
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of premiums, accretion of discounts, net	15,152
Deferred income tax provision	8
Net realized gain on Available-for-Sale securities	(1,045)
Other net realized gain	(1)
Other-than-temporary impairments and provision for loan loss	574
Changes in operating assets and liabilities:
Dividends and interest receivable	1,412
Certificate reserves, net	(263)
Deferred taxes, net	(5,374)
Current taxes payable to/receivable from parent, net	4,432
Derivatives, net of collateral	2,090
Other liabilities	8,059
Other, net	579
Net cash provided by operating activities	36,341

Cash Flows from Investing Activities
Available-for-Sale securities:
Sales	11,884
Maturities, redemptions and calls	511,951
Purchases	(752,271)
Syndicated loans, commercial mortgage loans and real estate owned:
Sales, maturities and repayments	8,881
Certificate loans, net	125
Net cash used in investing activities	(219,430)

Cash Flows from Financing Activities
Payments from certificate holders and other additions	1,314,772
Certificate maturities and cash surrenders	(1,114,309)
Net cash provided by financing activities	200,463

Net increase in cash and cash equivalents	17,374
Cash and cash equivalents at beginning of period	74,526
Cash and cash equivalents at end of period	$91,900

Supplemental disclosures including non-cash transactions:
Cash paid for income taxes	$6,863
Cash paid for interest	15,596

AMERIPRISE CERTIFICATE COMPANY					Schedule 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
As of June 30, 2014 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	CARRYING VALUE (NOTE a)	T/M
ISSUER
CASH EQUIVALENTS
COMMERCIAL PAPER
AMERICAN ELECTRIC POWER COMPANY	07/01/2014	0.000%	$9,500	$9,500	$9,500
CONSOLIDATED EDISON CO OF NEW YORK	07/17/2014	0.000%	20,000	19,998	19,998
KINDER MORGAN ENERGY PARTNERS	07/01/2014	0.000%	8,000	8,000	8,000
KROGER CO	07/01/2014	0.000%	15,600	15,600	15,600
NOBLE CORP/CAYMAN ISLANDS	07/01/2014	0.000%	13,700	13,700	13,700
NORTHERN STATES PWR CO - WI	07/01/2014	0.000%	11,000	11,000	11,000
SABMILLER HOLDINGS INC	07/07/2014	0.000%	10,000	10,000	10,000
VIRGINIA ELECTRIC AND POWER CO	07/09/2014	0.000%	1,700	1,700	1,700
TOTAL CASH EQUIVALENTS				89,498	89,498

FIXED MATURITIES
U. S. GOVERNMENT AND AGENCIES OBLIGATIONS
UNITED STATES TREASURY	11/15/2028	5.250%	200	213	257
UNITED STATES TREASURY	04/15/2017	0.875%	165	165	165
TOTAL - U. S. GOVERNMENT AND AGENCIES OBLIGATIONS				378	422

RESIDENTIAL MORTGAGE BACKED SECURITIES
AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES:
FREDDIE MAC GOLD G11004	04/01/2015	7.000%	5	5	5
FREDDIE MAC GOLD G11193	08/01/2016	5.000%	320	318	339
FREDDIE MAC GOLD G11298	08/01/2017	5.000%	585	584	620
FREDDIE MAC ARM 845154	07/01/2022	2.338%	57	58	59
FREDDIE MAC ARM 845523	11/01/2023	2.253%	16	16	16
FREDDIE MAC ARM 845654	02/01/2024	2.579%	239	241	255
FREDDIE MAC ARM 845730	11/01/2023	2.311%	217	222	223
FREDDIE MAC ARM 845733	04/01/2024	2.358%	282	286	289
FREDDIE MAC ARM 846702	10/01/2029	2.389%	75	76	80
FREDDIE MAC ARM 846107	02/01/2025	2.740%	63	64	65
FREDDIE MAC GOLD G30227	05/01/2023	5.500%	1,160	1,193	1,293
FREDDIE MAC GOLD E90153	06/01/2017	6.000%	133	135	138
FREDDIE MAC GOLD E90154	06/01/2017	6.000%	350	356	364
FREDDIE MAC GOLD E91041	09/01/2017	5.000%	439	438	466
FREDDIE MAC GOLD E95403	03/01/2018	5.000%	596	604	633
FREDDIE MAC GOLD E95671	04/01/2018	5.000%	772	782	819
FREDDIE MAC 1N1474	05/01/2037	2.385%	4,222	4,390	4,524
FREDDIE MAC 1H2520	06/01/2035	2.375%	13,307	14,154	14,180
FREDDIE MAC 1Q1540	06/01/2040	3.280%	21,486	22,999	22,784
FREDDIE MAC 1Q1515	11/01/2038	2.354%	46,762	49,538	49,740
FREDDIE MAC	05/01/2038	2.286%	35,034	37,102	37,243
FREDDIE MAC 1Q1548	08/01/2038	2.338%	21,564	22,757	22,931

AMERIPRISE CERTIFICATE COMPANY					Schedule 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
As of June 30, 2014 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	CARRYING VALUE (NOTE a)	T/M
ISSUER
FREDDIE MAC ARM 350190	05/01/2022	2.375%	51	53	51
FREDDIE MAC GOLD E01140	05/01/2017	6.000%	676	684	708
FREDDIE MAC ARM 788941	12/01/2031	2.375%	132	130	133
FREDDIE MAC 848922	04/01/2037	2.409%	12,017	12,853	12,791
FREDDIE MAC	09/01/2039	2.802%	11,335	11,993	12,004
FREDDIE MAC	08/01/2037	4.373%	17,038	18,215	17,892
FREDDIE MAC GOLD C90581	08/01/2022	5.500%	326	324	363
FREDDIE MAC GOLD C90582	09/01/2022	5.500%	185	183	206
FREDDIE MAC ARM 1B0183	12/01/2031	2.531%	123	121	123
FREDDIE MAC ARM 780845	09/01/2033	2.375%	427	416	446
FREDDIE MAC ARM 780514	05/01/2033	2.375%	783	803	821
FREDDIE MAC ARM 605041	02/01/2019	2.267%	10	10	10
FREDDIE MAC ARM 605048	11/01/2018	1.928%	3	3	3
FREDDIE MAC ARM 840031	01/01/2019	2.250%	4	4	4
FREDDIE MAC ARM 840035	01/01/2019	2.250%	33	33	34
FREDDIE MAC ARM 840036	01/01/2019	2.250%	20	20	21
FREDDIE MAC ARM 840072	06/01/2019	2.125%	44	44	45
FREDDIE MAC ARM 405014	01/01/2019	2.260%	23	24	23
FREDDIE MAC ARM 405092	03/01/2019	2.125%	34	34	34
FREDDIE MAC ARM 405185	10/01/2018	2.125%	58	58	61
FREDDIE MAC ARM 405243	07/01/2019	2.260%	47	47	47
FREDDIE MAC ARM 405437	10/01/2019	2.275%	50	49	50
FREDDIE MAC ARM 405615	10/01/2019	2.107%	21	21	21
FREDDIE MAC ARM 605432	08/01/2017	2.088%	20	20	20
FREDDIE MAC ARM 605433	09/01/2017	2.021%	42	42	42
FREDDIE MAC ARM 605454	10/01/2017	2.272%	13	13	13
FREDDIE MAC ARM 606024	02/01/2019	1.960%	36	36	36
FREDDIE MAC ARM 606025	07/01/2019	1.700%	126	126	127
FREDDIE MAC ARM 785363	02/01/2025	2.364%	78	78	80
FREDDIE MAC ARM 865008	02/01/2018	2.596%	54	55	56
FREDDIE MAC ARM 780903	09/01/2033	2.375%	543	538	574
FREDDIE MAC	08/01/2034	5.150%	2,275	2,300	2,384
FANNIE MAE ARM 70117	09/01/2017	2.461%	4	4	4
FANNIE MAE ARM 70007	07/01/2017	1.876%	18	18	19
FANNIE MAE ARM 105989	08/01/2020	3.391%	24	25	25
FANNIE MAE ARM 88879	11/01/2019	2.629%	115	116	116
FANNIE MAE ARM 89125	08/01/2019	1.873%	119	120	120
FANNIE MAE ARM 190726	03/01/2033	4.825%	251	255	268
FANNIE MAE 13-2 13-2 KF	01/25/2037	0.332%	20,365	20,316	20,228
FANNIE MAE ARM 249907	02/01/2024	2.625%	283	286	302
FANNIE MAE 254590	01/01/2018	5.000%	1,805	1,808	1,915

AMERIPRISE CERTIFICATE COMPANY					Schedule 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
As of June 30, 2014 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	CARRYING VALUE (NOTE a)	T/M
ISSUER
FANNIE MAE 254591	01/01/2018	5.500%	1,226	1,241	1,302
FANNIE MAE ARM 303259	03/01/2025	2.240%	114	116	119
FANNIE MAE 303970	09/01/2024	6.000%	736	728	838
FREDDIE MAC 3812 3812 BE	09/15/2018	2.750%	3,705	3,742	3,815
FREDDIE MAC 4159 4159 FD	01/15/2043	0.502%	21,165	21,241	21,250
FANNIE MAE 509806	08/01/2014	6.500%	2	2	2
FANNIE MAE 545492	02/01/2022	5.500%	374	371	418
FANNIE MAE 545249	10/01/2016	5.500%	362	362	385
FANNIE MAE 545303	09/01/2016	5.000%	979	973	1,038
FANNIE MAE ARM 545786	06/01/2032	2.290%	237	237	238
FANNIE MAE HYBRID ARM 566074	05/01/2031	2.400%	493	493	500
FANNIE MAE HYBRID ARM 584507	06/01/2031	2.285%	343	341	356
FANNIE MAE 584829	05/01/2016	6.000%	77	77	80
FANNIE MAE 585743	05/01/2016	5.500%	254	254	270
FANNIE MAE 616220	11/01/2016	5.000%	308	305	326
FANNIE MAE 617270	01/01/2017	5.000%	463	460	491
FANNIE MAE ARM 620293	01/01/2032	2.400%	553	548	560
FANNIE MAE 622462	12/01/2016	5.500%	394	391	418
FANNIE MAE 623866	02/01/2017	5.000%	439	438	466
FANNIE MAE 625943	03/01/2017	5.000%	427	426	453
FANNIE MAE AL1037	01/01/2037	2.363%	7,880	8,419	8,437
FANNIE MAE AL2269	10/01/2040	3.776%	13,791	14,684	14,543
FANNIE MAE AL3935	09/01/2037	2.319%	20,270	21,489	21,691
FANNIE MAE AL3961	02/01/2039	2.179%	15,429	16,314	16,399
FANNIE MAE	03/01/2037	2.255%	16,597	17,490	17,555
FANNIE MAE	09/01/2036	2.274%	24,583	25,980	26,151
FANNIE MAE	02/01/2039	2.442%	20,104	21,380	21,495
FANNIE MAE AO8746	08/01/2027	2.500%	34,414	35,638	35,007
FANNIE MAE ARM 651629	08/01/2032	2.382%	338	338	339
FANNIE MAE ARM 654158	10/01/2032	1.790%	649	650	678
FANNIE MAE ARM 654195	10/01/2032	1.790%	687	687	718
FANNIE MAE ARM 655646	08/01/2032	2.408%	456	456	459
FANNIE MAE ARM 655798	08/01/2032	2.284%	776	775	831
FANNIE MAE ARM 661501	09/01/2032	2.191%	208	209	209
FANNIE MAE ARM 661349	09/01/2032	2.231%	283	284	293
FANNIE MAE ARM 661744	10/01/2032	2.203%	522	525	545
FANNIE MAE ARM 664521	10/01/2032	2.080%	197	197	197
FANNIE MAE ARM 664750	10/01/2032	2.152%	471	472	473
FANNIE MAE ARM 670731	11/01/2032	1.790%	496	498	520
FANNIE MAE ARM 670779	11/01/2032	1.790%	1,105	1,112	1,191
FANNIE MAE ARM 670890	12/01/2032	1.797%	708	711	741

AMERIPRISE CERTIFICATE COMPANY					Schedule 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
As of June 30, 2014 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	CARRYING VALUE (NOTE a)	T/M
ISSUER
FANNIE MAE ARM 670912	12/01/2032	1.790%	579	581	604
FANNIE MAE ARM 670947	12/01/2032	1.794%	840	845	876
FHLMC_2574 CMO 2574 JM	12/15/2022	5.000%	266	267	272
FHLMC_2586 CMO 2586 GB	01/15/2023	5.500%	455	458	470
FANNIE MAE 05-87 05-87 PE	12/25/2033	5.000%	3,060	3,101	3,128
FANNIE MAE 06-36 06-36 GF	05/25/2036	0.452%	10,887	10,939	10,844
FHLMC_2907 2907 AG	03/15/2019	4.500%	53	53	53
FHLMC_2901 2901 MA	10/15/2033	4.500%	112	111	114
FREDDIE MAC 2934 2934 CI	01/15/2034	5.000%	5,663	5,796	5,892
FANNIE MAE 07-46 07-46 FB	05/25/2037	0.522%	6,337	6,352	6,335
FREDDIE MAC 3370 3370 TF	10/15/2037	0.482%	6,324	6,334	6,338
FHLMC STRUCTURED PASS THROUGH T-76 2A	10/25/2037	3.548%	13,804	14,087	13,577
FANNIE MAE 09-107 09-107 FL	02/25/2038	0.802%	13,482	13,551	13,531
FANNIE MAE 10-17 10-17 CA	11/25/2023	4.000%	1,826	1,849	1,855
FANNIE MAE 10-28 10-28 MB	10/25/2027	7.000%	7,786	7,975	8,018
FANNIE MAE 10-24 10-24 GA	09/25/2038	5.000%	3,507	3,561	3,571
FANNIE MAE 10-39 10-39 JT	05/25/2038	5.000%	18,221	18,651	18,707
FANNIE MAE ARM 694852	04/01/2033	2.136%	552	561	580
FANNIE MAE 703446	05/01/2018	4.500%	3,891	3,949	4,131
FANNIE MAE 704592	05/01/2018	5.000%	1,137	1,152	1,208
FANNIE MAE 708635	06/01/2018	5.000%	821	832	872
FANNIE MAE ARM 722779	09/01/2033	1.791%	1,640	1,643	1,771
FANNIE MAE 725558	06/01/2034	2.212%	657	651	705
FANNIE MAE	07/01/2033	1.795%	1,197	1,192	1,233
FANNIE MAE	07/01/2034	1.771%	471	462	499
FANNIE MAE ARM 733525	08/01/2033	2.073%	1,018	979	1,056
FANNIE MAE 735034	10/01/2034	2.223%	10,503	11,098	11,211
FANNIE MAE 735702	07/01/2035	2.171%	8,044	8,291	8,552
FANNIE MAE ARM 739194	09/01/2033	2.202%	657	659	694
FANNIE MAE ARM 743256	10/01/2033	2.218%	419	413	437
FANNIE MAE ARM 743856	11/01/2033	2.216%	319	319	336
FANNIE MAE ARM 758873	12/01/2033	2.168%	790	782	823
FANNIE MAE 794787	10/01/2034	5.042%	700	709	734
FANNIE MAE 799733	11/01/2034	2.239%	882	896	939
FANNIE MAE 801917	10/01/2034	4.983%	945	949	956
FANNIE MAE 801337	09/01/2034	1.951%	6,518	6,881	6,952
FANNIE MAE 804561	09/01/2034	2.280%	1,446	1,449	1,531
FANNIE MAE 807219	01/01/2035	2.516%	3,936	3,971	4,192
FANNIE MAE 809532	02/01/2035	4.966%	625	629	658
FANNIE MAE	08/01/2035	2.580%	1,370	1,378	1,455
FANNIE MAE 889335	06/01/2018	4.500%	3,436	3,494	3,649

AMERIPRISE CERTIFICATE COMPANY					Schedule 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
As of June 30, 2014 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	CARRYING VALUE (NOTE a)	T/M
ISSUER
FANNIE MAE 889485	06/01/2036	2.361%	8,001	8,141	8,489
FANNIE MAE 922674	04/01/2036	2.502%	4,218	4,323	4,482
FANNIE MAE 968438	01/01/2038	2.288%	9,425	9,923	10,169
FANNIE MAE 995548	09/01/2035	2.223%	5,655	5,785	5,998
FANNIE MAE 995123	08/01/2037	2.535%	3,685	3,818	3,945
FANNIE MAE 995604	11/01/2035	2.403%	15,407	16,284	16,387
FANNIE MAE 995614	08/01/2037	1.451%	3,816	4,024	4,100
FANNIE MAE AB1980	12/01/2020	3.000%	9,567	9,746	10,003
FANNIE MAE AB5230	05/01/2027	2.500%	18,438	18,857	18,754
FANNIE MAE MA0099	06/01/2019	4.000%	3,645	3,682	3,872
FANNIE MAE MA0598	12/01/2020	3.500%	8,543	8,814	9,065
FANNIE MAE MA1144	08/01/2027	2.500%	17,386	18,034	17,722
FANNIE MAE AD0901	04/01/2040	3.703%	13,508	14,383	14,456
FANNIE MAE AE0559	12/01/2034	2.170%	8,707	9,195	9,223
FANNIE MAE AE0566	08/01/2035	2.379%	8,464	8,930	8,998
GINNIE MAE II ARM 8157	03/20/2023	1.625%	109	111	112
GINNIE MAE II ARM 8206	03/20/2017	2.000%	24	23	24
GINNIE MAE II ARM 8240	07/20/2017	1.625%	17	17	18
GINNIE MAE II ARM 8251	08/20/2017	2.000%	1	1	1
GINNIE MAE II ARM 8274	10/20/2017	2.500%	62	62	65
GINNIE MAE II ARM 8283	11/20/2017	2.500%	5	5	5
GINNIE MAE II ARM 8293	12/20/2017	2.500%	14	13	14
GINNIE MAE II ARM 8353	05/20/2018	2.500%	27	27	29
GINNIE MAE II ARM 8341	04/20/2018	2.500%	3	3	3
GINNIE MAE II ARM 8365	06/20/2018	2.500%	41	40	42
GINNIE MAE II ARM 8377	07/20/2018	2.500%	17	17	17
GINNIE MAE II ARM 8428	11/20/2018	3.500%	5	5	6
GINNIE MAE II ARM 8440	12/20/2018	3.500%	22	22	23
GINNIE MAE II ARM 8638	06/20/2025	1.625%	144	145	150
GINNIE MAE II	07/20/2040	2.000%	14,544	15,083	15,128
GINNIE MAE II 082581	07/20/2040	4.000%	20,233	21,735	21,369
GINNIE MAE II 082602	08/20/2040	4.000%	36,523	39,281	39,040
GINNIE MAE II	12/20/2039	1.625%	15,793	16,453	16,427
GINNIE MAE II 082464	01/20/2040	4.000%	6,122	6,593	6,538
GINNIE MAE II 082497	03/20/2040	3.500%	11,212	11,931	11,875
GINNAE MAE 10-59 VK	03/20/2036	4.000%	17,208	17,564	17,564
GINNAE MAE 11-72 M	06/20/2038	4.000%	10,754	11,354	11,266
GINNIE MAE II 082794	04/20/2041	3.500%	24,748	26,450	26,012
TOTAL AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES				888,374	891,833

AMERIPRISE CERTIFICATE COMPANY					Schedule 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
As of June 30, 2014 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	CARRYING VALUE (NOTE a)	T/M
ISSUER
NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES:
ARMT_04-2 04-2 6A1	02/25/2035	2.452%	1,330	1,349	1,325
AMERICAN GENERAL MORTGAGE LOAN 10-1A A1	03/25/2058	5.150%	1,252	1,252	1,259
ASSET BACKED SECURITIES CORP H 05-HE2 M1	02/25/2035	0.827%	2,533	2,364	2,513
BCAP LLC TRUST BCAP_13-RR1 13-RR1 1A1	11/26/2035	2.476%	10,772	10,919	10,847
BCAP LLC TRUST BCAP_09-RR1 09-RR1 21A1	11/26/2034	2.612%	2,551	2,465	2,574
BCAP LLC TRUST BCAP_09-RR1 09-RR1 22A1	05/26/2035	2.614%	10,175	9,801	10,304
BCAP LLC TRUST BCAP_09-RR1 09-RR1 23A1	05/26/2035	2.618%	6,288	6,045	6,381
BCAP LLC TRUST BCAP_09-RR8 09-RR8 3A1	03/26/2037	5.500%	1,963	1,949	2,033
BCAP LLC TRUST BCAP_09-RR13 09-RR13 15A1	07/26/2037	6.000%	1,819	1,824	1,839
BCAP LLC TRUST BCAP_10-RR6 10RR6 3A5	10/26/2035	5.500%	1,825	1,837	1,850
BCAP LLC TRUST BCAP_10-RR7 10-RR7 1A1	04/26/2035	4.978%	842	842	849
BCAP LLC TRUST BCAP_11-RR11 11-RR11 6A3	10/26/2035	2.617%	8,001	7,954	8,080
BCAP LLC TRUST BCAP_11-RR10 11-RR10 3A5	06/26/2035	2.618%	13,055	13,052	13,297
BCAP LLC TRUST BCAP_12-RR3 12-RR3 3A5	07/26/2037	2.539%	5,697	5,703	5,668
BCAP LLC TRUST BCAP_12-RR3 12-RR3 8A1	07/26/2035	2.585%	9,259	9,412	9,341
BCAP LLC TRUST BCAP_12-RR3 12-RR3 9A5	01/26/2036	2.657%	5,398	5,505	5,435
BCAP LLC TRUST BCAP_12-RR5 12-RR5 7A5	10/26/2036	2.625%	8,292	8,324	8,372
BCAP LLC TRUST BCAP_12-RR6 12-RR6 2A6	05/26/2036	2.380%	7,846	7,820	7,846
BCAP LLC TRUST BCAP_12-RR10 12-RR10 4A1	03/26/2036	2.613%	32,525	33,105	33,002
BCAP LLC TRUST BCAP_12-RR10 12-RR10 8A1	03/26/2036	3.000%	3,770	3,790	3,796
BCAP LLC TRUST BCAP_12-RR10 12-RR10 9A1	10/26/2035	2.663%	8,120	8,201	8,290
BCAP LLC TRUST BCAP_12-RR11 12-RR11 6A1	07/26/2036	2.612%	19,984	20,477	20,169
BCAP LLC TRUST BCAP_12-RR11 12-RR11 9A1	07/26/2037	3.000%	12,527	12,648	12,632
BCAP LLC TRUST BCAP_12-RR12 12-RR12 2A1	06/26/2035	3.000%	12,886	13,083	12,924
BCAP LLC TRUST BCAP_12-RR12 12-RR12 3A1	06/26/2037	3.000%	9,038	9,136	9,050
BCAP_13-RR7 13-RR7 2A1	06/26/2037	2.557%	10,737	10,833	10,776
BCAP LLC TRUST BCAP_13-RR8 13-RR8 1A1	05/26/2036	2.855%	9,573	9,655	9,450
BCAP_13-RR9 13-RR9 1A1	01/26/2036	2.657%	17,220	17,362	17,382
BCAP LLC TRUST BCAP_14-RR2	09/26/2046	1.083%	14,352	13,905	13,921
BANK OF AMERICA FUNDING CORPOR 05-G A3	10/20/2035	4.860%	3,552	3,336	3,468
BANC OF AMERICA FUNDING CORP B 05-F 4A1	09/20/2035	2.770%	3,293	2,899	2,869	c
BANC OF AMERICA ALTERNATIVE LO 03-1 A1	02/25/2033	5.000%	662	663	679
BOAMS_04-B 2004-B B1	03/25/2034	2.632%	5,026	5,012	3,823
BANC OF AMERICA MORTGAGE SECUR 04-5 3A3	06/25/2019	5.000%	636	644	651
BOAMS_03-I 2003-I 2A6	10/25/2033	2.816%	3,285	3,274	3,346
BOAMS_04-E 2004-E 2A6	06/25/2034	2.645%	6,100	6,073	6,112
BOAMS_04-E 2004-E B1	06/25/2034	2.604%	3,765	3,081	2,648	c
BOAMS_04-G 2004-G B1	08/25/2034	2.796%	3,629	140	115	c
BOAMS_04-H 2004-H B1	09/25/2034	2.740%	2,810	1,201	574	c
BOAMS_06-B 06-B 2A1	11/20/2046	2.953%	2,077	1,845	1,703	c

AMERIPRISE CERTIFICATE COMPANY					Schedule 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
As of June 30, 2014 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	CARRYING VALUE (NOTE a)	T/M
ISSUER
BANC OF AMERICA FUNDING CORPOR 12-R5 A	10/03/2039	0.411%	6,652	6,571	6,585
BALTA_05-2 05-2 2A5	04/25/2035	2.627%	2,923	2,917	2,645
BALTA_05-2 05-2 2B1	04/25/2035	3.465%	4,012	30	161	c
BEAR STEARNS FUNDING TRUST BSM 06-AR5 1A2	12/25/2046	0.362%	2,364	1,109	734	c
BVMBS_05-1 05-1 4A	02/22/2035	2.916%	4,500	4,489	4,415
CREDIT SUISSE MORTGAGE CAPITAL 09-9R 1A1	04/26/2037	5.500%	1,106	1,097	1,130
CREDIT SUISSE MORTGAGE CAPITAL 10-1R 24A1	05/27/2036	2.611%	175	177	174
CREDIT SUISSE MORTGAGE CAPITAL 10-17R 1A1	06/26/2036	2.362%	7,233	7,233	7,335
CREDIT SUISSE MORTGAGE CAPITAL 11-1R A1	02/27/2047	1.151%	2,439	2,439	2,436
CREDIT SUISSE MORTGAGE CAPITAL 11-7R A1	08/28/2047	1.401%	724	724	724
CREDIT SUISSE COMMERCIAL MORTG 13-2R 1A1	05/27/2036	2.000%	10,253	10,332	10,144
CREDIT SUISSE COMMERCIAL MORTG 13-2R 6A1	09/27/2036	2.730%	10,098	10,355	10,282
CREDIT SUISSE MORTGAGE CAPITAL 12-11 3A1	06/29/2047	1.150%	11,296	11,287	11,097
CSMC_13-8R 13-8R 6A1	05/27/2037	0.390%	13,899	13,614	13,422
CSMC_13-11R 13-11R 1A1	06/27/2034	2.750%	14,583	14,595	14,593
CSMC_13-11R 13-11R 2A1	05/27/2034	2.750%	26,400	26,461	25,964
CSMC_13-12R 13-12R 1A1	08/27/2033	2.750%	43,666	43,039	42,791
CSMC_14-5R	07/27/2037	2.500%	15,487	15,487	15,487
CWHEL_04-K 04-K 2A	02/15/2034	0.452%	367	297	324	c
CWL_05-4 05-4 MV1	10/25/2035	0.612%	315	314	316
CWALT_04-33 04-33 2A1	12/25/2034	2.736%	764	773	749
CWALT_05-27 05-27 1A4	08/25/2035	1.635%	3,691	3,058	2,844	c
COUNTRYWIDE ALTERNATIVE LOAN T 05-24 2A1	07/20/2035	1.432%	2,901	2,365	2,423	c
CWALT_06-OA19 06-OA19 A2	02/20/2047	0.403%	2,181	164	569	c
COUNTRYWIDE HOME LOANS CWHL_05 05-HYB7 5A1	11/20/2035	4.897%	7,337	6,286	6,517	c
CWHL_03-10 03-10 A15	05/25/2033	5.500%	11,471	11,947	11,924
COUNTRYWIDE HOME LOANS CWHL_03 03-46 4A1	01/19/2034	2.549%	9,472	9,715	9,590
CWHL_04-12 2004-12 1M	08/25/2034	2.832%	489	10	23	c
CENTEX HOME EQUITY CXHE_03-A 2003-A AF4	12/25/2031	4.250%	1,577	1,568	1,619
CHASE MORTGAGE FINANCE CORPORA 07-A1 1A5	02/25/2037	2.602%	11,216	11,115	11,180
CFLX_07-M1 07-M1 1A1	08/25/2037	0.302%	10,414	10,327	7,469	c
CITIGROUP MORTGAGE LOAN TRUST 05-3	08/25/2035	2.610%	2,543	2,415	2,322	c
CMLTI_09-6 09-6 18A1	04/25/2037	0.220%	1,378	1,364	1,323
CITIGROUP MRT LOAN TT CMLTI_10 10-7 2A1	02/25/2035	2.413%	1,971	1,971	2,007
CITIGROUP MRT LOAN TT CMLTI_10 10-7 4A2	09/25/2037	1.151%	3,877	3,853	3,858
CITIGROUP MORTGAGE LOAN TRUST 10-8 5A6	11/25/2036	4.000%	11,757	11,834	12,030
CITIGROUP MORTGAGE LOAN TRUST 10-9 2A1	11/25/2035	2.530%	1,648	1,660	1,660
CITIGROUP MORTGAGE LOAN TRUST 10-10 1A1	11/25/2035	2.833%	349	348	349
CITIGROUP MORTGAGE LOAN TRUST 11-2 3A1	09/25/2037	3.500%	1,163	1,153	1,166
CITIGROUP MORTGAGE LOAN TRUST 12-6 1A1	04/25/2037	2.695%	9,402	9,402	9,545
CITIGROUP MORTGAGE LOAN TRUST 12-6 2A1	08/25/2036	2.376%	6,275	6,294	6,314

AMERIPRISE CERTIFICATE COMPANY					Schedule 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
As of June 30, 2014 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	CARRYING VALUE (NOTE a)	T/M
ISSUER
CITIGROUP MORTGAGE LOAN TRUST 12-4 2A1	11/25/2035	2.626%	5,858	5,863	5,882
CITIGROUP MORTGAGE LOAN TRUST	03/25/2036	2.530%	16,963	17,239	17,033
CITIGROUP MORTGAGE LOAN TRUST 12-7 10A1	09/25/2036	2.702%	13,658	13,709	13,683
CITIGROUP MORTGAGE LOAN TRUST 12-7 11A1	09/25/2035	3.500%	7,581	7,647	7,698
CMLTI_13-7 13-7 2A1	08/25/2036	2.376%	11,888	11,944	11,695
CMLTI_13-9 13-9 2A1	09/25/2034	2.407%	23,212	23,366	23,218
CITIGROUP MORTGAGE LOAN TRUST	08/25/2027	2.000%	6,171	6,198	6,227
CMLTI_13-12	03/25/2035	2.409%	18,740	18,963	18,883
CMLTI_14-2	02/20/2036	2.299%	30,676	31,055	31,167
CMLTI_14-2	04/25/2036	3.250%	31,161	31,466	31,597
CMLTI_14-5	02/20/2036	2.423%	32,860	33,392	33,394
CSFB_04-AR3	04/25/2034	2.505%	6,257	6,349	6,382
CREDIT SUISSE MORTGAGE CAPITAL 09-2R 1A12	09/26/2034	2.617%	28,874	29,212	28,853
CREDIT SUISSE MORTGAGE CAPITAL 09-2R 1A13	09/26/2034	2.617%	28,874	28,945	28,334
CREDIT SUISSE MORTGAGE CAPITAL 11-17R 2A1	12/27/2037	3.400%	10,088	10,118	10,230
DEUTSCHE ALT-A SECURITIES INC 06-AR6 A4	02/25/2037	0.322%	11,026	6,635	8,918	c
DEUTSCHE ALT-A SECURITIES INC 07-AR1 A4	01/25/2047	0.312%	9,600	8,726	6,899	c
DEUTSCHE ALT-A SECURITIES INC 07-OA1 A1	02/25/2047	0.302%	4,167	3,674	3,057	c
EQUITY ONE ABS INC EQABS_04-3 04-3 AF4	07/25/2034	5.100%	4,471	4,495	4,683
FMIC_04-3 04-3 M4	08/25/2034	1.997%	2,407	2,251	2,411
FIRST HORIZON ALTERNATIVE MORT 04-AA4 A1	10/25/2034	2.230%	1,876	1,903	1,862
FHAMS_04-AA7 04-AA7 1A1	02/25/2035	2.240%	1,128	1,138	1,029
FIRST HORIZON ALTERNATIVE MORT 05-AA2 IA1	03/25/2035	2.250%	2,195	2,230	1,972
FIRSTFIRST HORIZON ALTERNATIVE 05-AA3 3A1	05/25/2035	2.258%	5,007	5,050	4,701
GMAC MORTGAGE CORPORATION LOAN 2004-AR2 3A	08/19/2034	3.016%	1,411	1,415	1,386
GMAC MORTGAGE CORPORATION LOAN 2004-AR2 5A1	08/19/2034	4.559%	1,715	1,718	1,710
GSR MORTGAGE LOAN TRUST GSR_05 05-AR5 2A1	10/25/2035	2.675%	6,077	5,800	5,556	c
GSR MORTGAGE LOAN TRUST GSR_05 05-AR7 2A1	11/25/2035	2.626%	3,158	2,978	3,063
GSR MORTGAGE LOAN TRUST GSR_05 05-AR3 6A1	05/25/2035	2.613%	3,635	3,651	3,412
GSR MORTGAGE LOAN TRUST GSR_05 05-AR1 2A1	01/25/2035	2.670%	4,487	4,507	4,494
GSMSC_09-1R 09-1R 2A1	11/25/2035	2.614%	2,268	2,137	2,297
GSMSC_09-1R 09-1R 3A1	11/25/2035	2.611%	2,073	1,931	2,098
GPMF_05-AR5 05-AR5 4A1	11/25/2045	2.123%	6,045	5,514	4,643	c
HVMLT_04-1 2004-1 4A	04/19/2034	2.369%	447	450	448
HVMLT_04-4 2004-4 3A	06/19/2034	1.276%	102	101	99
HVMLT_04-6 2004-6 5A	08/19/2034	2.780%	631	627	633
HARBORVIEW MORTGAGE LOAN TRUST 04-7 3A1	11/19/2034	2.085%	1,901	1,886	1,830
HVMLT_04-10 04-10 4A	01/19/2035	2.557%	1,198	1,210	1,195
HARBORVIEW MORTGAGE LOAN TRUST 05-8 2A2A	09/19/2035	1.623%	2,714	2,348	2,002	c
HARBORVIEW MORTGAGE LOAN TRUST 05-15 3A1A1	10/20/2045	2.123%	7,200	6,569	6,253	c
HARBORVIEW MORTGAGE LOAN TRUST 06-14 2A1B	01/25/2047	0.355%	4,466	1,678	1,380	c

AMERIPRISE CERTIFICATE COMPANY					Schedule 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
As of June 30, 2014 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	CARRYING VALUE (NOTE a)	T/M
ISSUER
INDX_05-AR1 05-AR1 2A1	03/25/2035	2.392%	54	54	53
INDX_05-AR5 05-AR5 2A1	05/25/2035	2.450%	4,198	3,894	3,693	c
JP MORGAN REREMIC JPMRR_09-12 09-12 1A1	07/26/2037	5.750%	960	979	989
JP MORGAN REREMIC JPMRR_10-1 10-1 1A1	02/26/2037	6.000%	696	697	706
JP MORGAN REREMIC JPMRR_10-5 10-5 3A1	08/26/2036	2.376%	1,769	1,773	1,783
JP MORGAN REREMIC JPMRR_11-2 11-2 5A3	03/26/2036	3.000%	5,352	5,292	5,429
JEFFERIES & CO JMAC_09-R12 09-R12 1A1	02/26/2035	2.626%	7,337	7,183	7,493
JEFFERIES & CO JMAC_09-R12 09-R12 2A1	01/26/2035	2.695%	3,336	3,262	3,443
JEFFERIES & CO JMAC_09-R2	12/26/2037	2.661%	11,503	11,634	11,430
JEFFRIES & CO JMAC_09-R3 09-R3 1A1	12/26/2035	2.473%	4,074	3,851	4,102
LUMINENT MORTGAGE TRUST LUM_06 06-6 2A2	10/25/2046	0.392%	1,843	687	875	c
LUMINENT MORTGAGE TRUST LUM_07 07-1 2A2	01/25/2037	0.342%	672	627	84	c
MARM_05-1 05-1 3A1	02/25/2035	2.575%	2,436	2,469	2,156
MLMI_03-A5 03-A5 2A6A	08/25/2033	2.377%	2,218	2,215	2,254
MLCC_04-1 04-1 2A2	12/25/2034	2.146%	834	836	841
MLMI_05-A1 05-A1 2A	12/25/2034	2.575%	1,515	1,519	1,540
MERRILL LYNCH MORTGAGE INVESTORS 05-A2 A2	02/25/2035	2.470%	3,369	3,369	3,352
MSM_04-6AR 2004-6AR CB1	08/25/2034	2.528%	4,643	2,668	1,849	c
MORGAN STANLEY MORTGAGE LOAN T 04-10AR A1	11/25/2034	3.005%	611	618	595
MORGAN STANLEY MORTGAGE LOAN T PT2A	11/25/2034	2.463%	2,001	2,035	2,008
MORGAN STANLEY REREMIC TRUST M 10-R5 6A	07/26/2036	0.312%	1,419	1,412	1,408
MORGAN STANLEY REREMIC TRUST M 10-R6 3A	09/26/2036	0.522%	4,602	4,532	4,306
MORGAN STANLEY REREMIC TRUST M 13-R1 5A	11/26/2036	2.049%	9,024	9,153	9,043
MSRR_13-R3 1A	02/26/2036	2.710%	27,447	27,763	27,711
MSRR_13-R3 4A	12/26/2036	2.054%	11,553	11,646	11,514
MSRR_13-R3 5A	11/26/2036	2.049%	6,738	6,708	6,648
MSRR_13-R3 11A	02/26/2036	2.538%	23,556	23,748	23,635
MSRR_13-R8 1A	09/26/2036	2.610%	38,903	39,886	39,424
MSRR_13-R8	09/26/2036	2.767%	15,713	15,936	15,735
MSRR_13-R8	09/26/2036	2.760%	7,083	7,209	7,071
MSRR_13-R8	09/26/2036	2.527%	8,549	8,609	8,524
MSRR_13-R8	09/26/2036	2.612%	16,737	17,068	16,750
MSRR_13-R8	09/26/2036	2.607%	15,146	15,441	15,088
MSRR_13-R9	06/26/2046	2.604%	15,213	15,486	15,363
MORGAN STANLEY REREMIC TRUST	11/26/2035	2.536%	38,215	38,979	38,979
MORGAN STANLEY REREMIC TRUST	11/26/2035	2.520%	32,620	33,231	33,232
NSMLT_13-A	12/25/2052	3.750%	6,431	6,596	6,551
OPTEUM MORTGAGE ACCEPTANCE COR 05-1 A1A	02/25/2035	0.452%	258	255	256
RBSSP RESECURITIZATION TRUST R	04/26/2036	2.615%	13,316	13,544	13,588
RBSSP RESECURITIZATION TRUST R	12/27/2035	4.000%	8,210	8,101	8,089
RBSSP RESECURITIZATION TRUST R 12-2 1A5	05/26/2047	0.281%	1,741	1,735	1,729

AMERIPRISE CERTIFICATE COMPANY					Schedule 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
As of June 30, 2014 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	CARRYING VALUE (NOTE a)	T/M
ISSUER
RBSSP RESECURITIZATION TRUST R 12-5 3A1	02/26/2047	0.312%	7,448	7,372	7,318
RBSSP RESECURITIZATION TRUST R 12-6 8A1	04/26/2035	0.652%	10,210	9,713	9,641
RESIDENTIAL ACCREDIT LOANS INC 07-QO1 A2	02/25/2047	0.342%	2,931	1,397	486	c
RESIDENTIAL ASSET SECURITIES C 05-KS12 A2	01/25/2036	0.402%	381	377	380
RENAISSANCE HOME EQUITY LOAN T 05-3 AF3	11/25/2035	4.814%	2,767	2,760	2,796
RALI_03-QS2 2003-QS2 A7	02/25/2033	4.500%	800	796	811
RALI_04-QR1 04-QR1 A1	10/25/2034	5.250%	318	318	321
RESIDENTIAL ACCREDIT LOANS INC 05-QA2 A1II	02/25/2035	3.051%	4,387	3,821	3,660	c
RALI_04-QS5 04-QS5 A5	04/25/2034	4.750%	597	595	607
RASC_04-KS9 2004-KS9 AI6	10/25/2034	4.620%	3,326	2,865	3,079	c
RESIDENTIAL ASSET SECURITIES C 03-K10 AI6	12/25/2033	4.540%	1,184	1,195	1,219
RFMSI_05-SA2 05-SA2 IIIA3	06/25/2035	2.792%	4,848	4,859	4,616
RESIDENTIAL ASSET MORTGAGE PRO 06-EFC1 A2	02/25/2036	0.352%	138	137	137
RABS_04-1A 2004-1A A1	12/15/2030	4.000%	527	526	526
SASC_03-24A 03-24A 5A	07/25/2033	2.378%	474	480	469
STRUCTURED ADJUSTABLE RATE MORT 2004-3AC B1	03/25/2034	2.377%	4,715	3,394	2,820	c
WAMU_03-AR6 03-AR6 A1	06/25/2033	2.439%	2,532	2,526	2,565
WAMU_05-AR4 05-AR4 A5	04/25/2035	2.375%	10,000	9,963	9,806
WAMU_05-AR10 05-AR10 1A3	09/25/2035	2.418%	10,000	9,995	9,327
WAMU_04-AR10 04-AR10 A1A	07/25/2044	0.628%	1,277	1,282	1,222
WAMU_05-AR3 05-AR3 A2	03/25/2035	2.410%	3,584	3,598	3,583
WFMBS_04-O 2004-0 A1	08/25/2034	4.857%	625	620	629
WFMBS_04-Q 04-Q 1A2	09/25/2034	2.615%	6,406	6,498	6,504
WFMBS_03-M 03-M A1	12/25/2033	2.619%	1,935	1,996	1,959
WFMBS_04-P LT2004P B1	09/25/2034	2.613%	5,195	4,621	3,932	c
WFMBS_04-W 04-W A8	11/25/2034	2.616%	10,782	10,806	11,012
WFMBS_04-I 04-I 1A1	07/25/2034	2.631%	3,590	3,596	3,668
WFMBS_04-CC 2907 AG	01/25/2035	2.615%	1,506	1,511	1,522
WFMBS_05-AR2 05-AR2 2A2	03/25/2035	2.614%	1,038	1,041	1,053
WFMBS_05-AR2 05-AR2 3A1	03/25/2035	2.613%	2,775	2,755	2,833
WFMBS_04-K 04-K 2A6	07/25/2034	2.787%	4,151	4,294	4,174
WFMBS_04-DD 04-DD 2A6	01/25/2035	2.615%	4,312	4,312	4,329
WFMBS_05-AR12 05-AR12 2A5	06/25/2035	2.618%	5,094	4,812	5,133
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES				1,382,588	1,367,196
TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES				2,270,962	2,259,029

ASSET BACKED SECURITIES
ARL FIRST LLC ARLFR_12-1A	12/15/2042	1.902%	16,078	16,256	16,360
ACCESS GROUP INC ACSS_06-1 06-1 A2	08/25/2023	0.337%	3,831	3,789	3,803
ALLY MASTER OWNER TRUST AMOT_1 12-1 A1	02/15/2017	0.952%	15,000	15,039	15,051
ALLY MASTER OWNER TRUST 2012-3 12-3 A1	06/15/2017	0.852%	10,000	10,029	10,042
APIDOS CDO APID_14-17A	04/17/2026	1.710%	20,000	19,980	20,050

AMERIPRISE CERTIFICATE COMPANY					Schedule 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
As of June 30, 2014 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	CARRYING VALUE (NOTE a)	T/M
ISSUER
ARES CLO LTD ARES_13-1A	04/15/2025	1.326%	40,000	39,889	39,542
ATRIUM CDO CORP ATRM_10A	07/16/2025	1.349%	25,000	24,966	24,727
CLIF_14-1A	06/18/2029	3.290%	7,000	6,997	7,033
CLI FUNDING LLC CLIF_06-1A 06-1 A	08/18/2021	0.334%	2,950	2,570	2,926
CARLYLE GLOBAL MARKET STRATEGI	02/14/2025	1.525%	20,000	20,000	19,851
CENTRE POINT FUNDING LLC CPF_1 12-2 A	08/20/2021	2.610%	1,201	1,201	1,210
COLLE_02-2 02-2 A24	03/01/2042	0.334%	10,000	8,359	8,950
CRONOS CONTAINERS PROGRAM LTD 12-2A A	09/18/2027	3.810%	8,250	8,498	8,348
DIAMOND RESORTS OWNER TRUST DR	05/20/2026	2.270%	5,655	5,654	5,674
DRSLF_14-33	07/15/2026	1.707%	30,000	30,000	30,001
DRYDEN SENIOR LOAN FUND DRSLF_	07/15/2025	1.326%	40,000	40,000	39,520
EXETER AUTOMOBILE RECEIVABLES 12-2A A	06/15/2017	1.300%	2,039	2,039	2,042
FNH_13-1A 13-1A A1	01/10/2018	1.980%	3,322	3,322	3,332
GE DEALER FLOORPLAN MASTER NOT 12-4 A	10/20/2017	0.593%	12,000	12,000	12,039
GLOBAL TOWER PARTNERS ACQUISIT 11-1 A	06/15/2041	3.967%	7,000	7,000	7,256
GLOBAL SC FINANCE SRL SEACO_12 12-1A A	07/19/2027	4.110%	4,042	4,109	4,057
GREAT AMERICA LEASING RECEIVAB 11-1 A4	04/15/2016	2.340%	3,075	3,075	3,088
HILTON GRAND VACATIONS TRUST H 13-A A	01/25/2026	2.280%	7,939	7,939	8,031
INGIM_13-2A	04/25/2025	1.379%	30,000	30,000	29,617
321 HENDERSON RECEIVABLES LLC 10-3A A	12/15/2048	3.820%	1,901	1,903	2,007
NVTAS_13-1	11/15/2016	1.950%	3,457	3,457	3,458
NISSAN MASTER OWNER TRUST RECE 12-A A	05/15/2017	0.622%	24,500	24,539	24,561
NORTHSTAR EDUCATION FINANCE IN 04-2 A3	07/30/2018	0.398%	10,000	9,897	9,813
OAKC_13-8A	04/20/2025	1.348%	20,000	20,000	19,804
RACE POINT CLO LTD RACEP_13-8A	02/20/2025	1.479%	14,000	13,969	13,928
RENTAL CAR FINANCE CORPORATION 11-1A A1	02/25/2016	2.510%	2,500	2,500	2,517
SBA CMBS TRUST SBAC_10-1 10-1 A	04/15/2040	4.254%	5,000	5,049	5,107
SLM STUDENT LOAN TRUST SLMA_06 06-3 A4	07/25/2019	0.309%	5,851	5,738	5,842
SLMA_06-4 06-4 A5	10/27/2025	0.329%	14,600	14,558	14,522
SLM PRIVATE CREDIT STUDENT LOA 03-A A2	09/15/2020	0.671%	3,482	3,132	3,466
SLM PRIVATE CREDIT STUDENT LOA 03-C A2	09/15/2020	0.621%	1,521	1,486	1,502
SLMA_05-A 05-A A2	12/15/2020	0.371%	1,707	1,606	1,703
SLMA_05-B 05-B A2	03/15/2023	0.411%	7,873	7,285	7,813
SLM STUDENT LOAN TRUST SLMA_11 11-2 A1	11/25/2027	0.752%	3,246	3,242	3,268
SMART TRUST SMAT_11-2USA 11-2USA A4A	04/14/2017	2.310%	2,432	2,432	2,464
SMART TRUST SMAT_11-4USA 11-4USA A4A	08/14/2017	2.280%	5,000	5,000	5,078
SLM STUDENT LOAN TRUST SLMA_12 12-B A2	10/15/2030	3.480%	5,000	5,054	5,267
SLM STUDENT LOAN TRUST SLMA_12 12-3 A	12/26/2025	0.802%	14,480	14,603	14,588
SMART TRUST SMAT_12-2USA 12-2US 3A3	10/14/2016	1.590%	8,690	8,690	8,745
SVO VOI MORTGAGE CORP SVOVM_12 12-A A	09/20/2029	2.000%	3,036	3,069	3,032
SCHOLAR FUNDING TRUST SCHOL_12 12-B A1	10/28/2025	0.550%	4,558	4,549	4,563

AMERIPRISE CERTIFICATE COMPANY					Schedule 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
As of June 30, 2014 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	CARRYING VALUE (NOTE a)	T/M
ISSUER
SIERRA RECEIVABLES FUNDING COM 12-3A A	08/20/2029	1.870%	1,684	1,700	1,694
SIERRA RECEIVABLES FUNDING COM 11-1A A	04/20/2026	3.350%	1,572	1,572	1,617
SIERRA RECEIVABLES FUNDING COM 12-1A A	11/20/2028	2.840%	1,839	1,838	1,870
SIERRA RECEIVABLES FUNDING COM 13-2A A	11/20/2025	2.280%	3,968	3,968	4,005
SMALL BUSINESS ADMINISTRATION 2002-20J	10/01/2022	4.750%	945	955	1,000
SBAP_05-10D 05-10D 1	07/01/2015	4.510%	298	298	302
TRITON CONTAINER FINANCE LLC T 12-1A A	05/14/2027	4.210%	5,542	5,599	5,542
UHAUL_10-BT1A 10-BT1A 1	10/25/2023	4.899%	7,305	7,305	7,769
US EDUCATION LOAN TRUST LLC US 07-1A 1A3	09/01/2022	0.627%	426	426	426
WLKRG_13-AA	03/15/2029	3.100%	2,189	2,190	2,198
TOTAL ASSET BACKED SECURITIES				510,320	512,021

COMMERCIAL MORTGAGE BACKED SECURITIES
AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES:
FNMA	01/01/2019	6.075%	1,068	1,074	1,114
FNMA 06-M2 A2A	10/25/2032	5.271%	10,735	11,441	12,376
GNMA_13-13	04/16/2046	1.700%	7,344	6,990	6,947
GNMA_14-48	10/16/2041	1.900%	19,896	20,181	20,576
GNMA_14-61	01/16/2044	2.205%	14,953	15,007	15,030
GNMA_14-70	04/16/2042	1.900%	34,943	35,498	35,722
GNMA_14-9	09/16/2041	2.500%	9,915	10,222	10,349
GNMA 11-165 A	10/16/2037	2.194%	20,938	21,159	21,055
GNMA 13-146 AH	08/16/2040	2.000%	9,850	9,873	9,827
GNMA	06/16/2037	1.350%	4,816	4,740	4,759
GNMA	06/16/2047	2.000%	9,987	10,040	10,210
GNMA	05/16/2038	2.250%	14,811	14,895	14,933
GNMA	06/16/2048	2.361%	9,909	10,275	10,482
GNMA 10-16 A	01/16/2040	3.214%	975	977	988
GNMA 10-161 AB	05/16/2035	2.110%	3,246	3,273	3,290
GNMA 13-141 A	06/16/2040	2.023%	19,617	19,628	19,680
GNMA 13-159 A	08/16/2038	1.794%	19,668	19,482	19,670
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES				214,755	217,008

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES:
BANC OF AMERICA RE-REMIC TRUST 12-CLRN A	08/15/2029	1.302%	7,500	7,500	7,505
BACM_05-1 05-1 A5	11/10/2042	5.443%	10,000	10,103	10,180
BEAR STEARNS COMMERCIAL MORTGA 05-PWR7 A2	02/11/2041	4.945%	101	101	101
BSCMS_05-PW10 05-PW10 AAB	12/11/2040	5.382%	776	782	776
CGBAM COMMERICAL MORTGAGE TRUS 13-BREH A1	05/15/2030	1.312%	7,418	7,408	7,427
CFCRE COMMERCIAL MORTAGE TRUST 11-C2 A2	12/15/2047	3.061%	23,000	23,327	23,781
COMM MORTGAGE TRUST COMM_13-TH 13-THL A1	06/08/2030	1.151%	10,000	9,980	10,025
GREENWICH CAPITAL COMMERCIAL F 07-GG9 A2	03/10/2039	5.381%	6,174	6,208	6,274

AMERIPRISE CERTIFICATE COMPANY					Schedule 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
As of June 30, 2014 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	CARRYING VALUE (NOTE a)	T/M
ISSUER
DBUBS MORTGAGE TRUST DBUBS_11- 11-LC1A A1	11/10/2046	3.742%	14,461	14,628	15,068
DBUBS MORTGAGE TRUST DBUBS_11- 11-LC2 A1	07/10/2044	3.527%	3,629	3,653	3,807
EXTENDED STAY AMERICA TRUST ES 13-ESH A25	12/05/2031	1.830%	8,875	8,874	8,810
GENERAL ELECTRIC CAPITAL ASSUR 03-1 A4	05/12/2035	5.254%	784	773	807
GS MORTGAGE SECURITIES CORP 11-GC5 A2	08/10/2044	2.999%	12,500	12,548	12,957
GS MORTGAGE SECURITIES CORP 10-C2 A1	12/10/2043	3.849%	9,077	9,133	9,480
GECMC_05-C3 05-C3 AAB	07/10/2045	4.940%	20	20	20
JP MORGAN CHASE COMMERCIAL MTG 05-LDP1 ASB	03/15/2046	4.853%	342	341	342
JP MORGAN CHASE COMMERCIAL MTG 07-CB19 ASB	02/12/2049	5.875%	2,080	2,124	2,194
JP MORGAN CHASE COMMERCIAL MTG 10-C2 A1	11/15/2043	2.749%	6,901	6,928	7,069
JP MORGAN CHASE COMMERCIAL MTG 10-CNTR A1	08/05/2032	3.300%	8,658	8,710	9,065
JP MORGAN CHASE COMMERCIAL MTG 11-C5 A2	08/15/2046	3.149%	4,569	4,580	4,756
JP MORGAN CHASE COMMERCIAL MTG 11-PLSD A2	11/13/2044	3.364%	7,195	7,220	7,530
MORGAN STANLEY CAPITAL I MSCI_ 11-C1 A1	09/15/2047	2.602%	4,466	4,476	4,522
MSC_11-C3 11-C3 A2	07/15/2049	3.224%	3,763	3,772	3,919
ORES NPL LLC ORES_14-LV3	03/27/2024	3.000%	19,030	19,030	19,032
COMM_13-RIA4	11/27/2028	3.250%	7,706	7,710	7,730
UBSC_11-C1 11-C1 AAB	01/10/2045	3.187%	9,000	9,090	9,404
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES:				189,019	192,581
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES				403,774	409,589

CORPORATE DEBT SECURITIES
BANKING
WASHINGTON MUTUAL BANK/HENDERSON	06/15/2011	0.000%	1,500	—	3	c, d
Total BANKING				—	3

BASIC INDUSTRY
DOW CHEMICAL COMPANY -THE	02/15/2016	2.500%	5,000	5,135	5,137
EASTMAN CHEMICAL COMPANY	06/01/2017	2.400%	8,425	8,463	8,674
VALE OVERSEAS LTD	01/23/2017	6.250%	10,750	11,665	12,029
TOTAL BASIC INDUSTRY				25,263	25,840

CAPITAL GOODS
L-3 COMMUNICATIONS CORP	11/15/2016	3.950%	29,566	31,044	31,428
LOCKHEED MARTIN CORP	05/01/2016	7.650%	22,000	24,613	24,809
NORDSON CORP	07/26/2017	2.270%	15,000	15,000	15,112
STERICYCLE INC	10/15/2017	3.890%	800	850	850
WASTE MANAGEMENT INC	03/11/2015	6.375%	1,040	1,073	1,082
WASTE MANAGEMENT INC	09/01/2016	2.600%	11,954	12,066	12,368
TOTAL CAPITAL GOODS				84,646	85,649

COMMUNICATIONS
BSKYB FINANCE UK PLC	10/15/2015	5.625%	11,960	12,548	12,694

AMERIPRISE CERTIFICATE COMPANY					Schedule 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
As of June 30, 2014 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	CARRYING VALUE (NOTE a)	T/M
ISSUER
DEUTSCHE TELEKOM INTERNATIONAL	04/11/2016	3.125%	10,000	10,098	10,386
ORANGE SA	09/14/2016	2.750%	7,500	7,483	7,781
QWEST CORP	06/15/2015	7.625%	510	511	540
SCRIPPS NETWORKS INTERACTIVE INC	12/15/2016	2.700%	2,016	2,087	2,098
TCM SUB LLC	01/15/2015	3.550%	32,561	32,685	33,054
TELEFONICA EMISIONES SAU	04/27/2015	3.729%	4,500	4,499	4,610
TOTAL COMMUNICATIONS				69,911	71,163

CONSUMER CYCLICAL
AUTOLIV ASP INC	04/23/2019	2.840%	5,000	5,000	5,016
BEST BUY CO INC	03/15/2016	3.750%	10,000	9,918	10,300
YUM! BRANDS INC.	04/15/2016	6.250%	15,700	16,955	17,133
TOTAL CONSUMER CYCLICAL				31,873	32,449

CONSUMER NON CYCLICAL
CARDINAL HEALTH INC	06/15/2015	4.000%	3,660	3,732	3,781
CLOROX COMPANY	01/15/2015	5.000%	2,900	2,965	2,970
CLOROX COMPANY	10/15/2017	5.950%	14,840	16,907	16,931
CONAGRA FOODS INC	09/10/2015	1.350%	5,000	5,007	5,037
CONAGRA FOODS INC	01/25/2018	1.900%	9,375	9,421	9,398
DIAGEO CAPITAL PLC	05/11/2017	1.500%	13,235	13,201	13,387
DIAGEO FINANCE	10/28/2015	5.300%	1,875	1,991	1,993
EXPRESS SCRIPTS HOLDING CO	05/15/2016	3.125%	7,000	7,107	7,293
EXPRESS SCRIPTS HOLDING CO	11/21/2014	2.750%	11,400	11,480	11,507
GENERAL MILLS INC	10/15/2014	6.190%	20,000	20,312	20,316
HEINEKEN NV	10/01/2015	0.800%	13,800	13,791	13,844
KELLOGG COMPANY	05/30/2016	4.450%	7,450	7,907	7,942
KELLOGG COMPANY	11/17/2016	1.875%	5,000	5,097	5,098
KROGER CO - THE	10/01/2015	3.900%	4,000	4,090	4,158
MARS INC	10/11/2017	2.190%	35,000	35,000	35,135
MCKESSON CORP	12/04/2015	0.950%	3,430	3,441	3,444
SABMILLER HOLDINGS INC	01/15/2015	1.850%	16,195	16,285	16,309
SODEXO INC	03/04/2019	2.710%	10,000	10,000	10,031
WM WRIGLEY JR CO	10/21/2016	1.400%	11,000	11,061	11,076
WM WRIGLEY JR CO	10/20/2017	2.000%	6,430	6,554	6,524
ESSILOR INTERNATIONAL - COMPAGN	03/15/2017	2.650%	7,500	7,500	7,709
ESSILOR INTERNATIONAL - COMPAGN	05/04/2017	1.840%	11,000	11,000	11,057
TOTAL CONSUMER NON CYCLICAL				223,849	224,940

ELECTRIC
AEP TEXAS CENTRAL CO	04/30/2019	2.610%	8,000	8,000	7,972
APPALACHIAN POWER CO	05/24/2015	3.400%	15,000	15,056	15,374

AMERIPRISE CERTIFICATE COMPANY					Schedule 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
As of June 30, 2014 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	CARRYING VALUE (NOTE a)	T/M
ISSUER
ARIZONA PUBLIC SERVICE CO	05/15/2015	4.650%	647	668	670
ARIZONA PUBLIC SERVICE CO	08/01/2016	6.250%	1,505	1,660	1,672
CENTERPOINT ENERGY INC	02/01/2017	5.950%	10,000	11,193	11,169
CONSUMERS ENERGY COMPANY	10/15/2015	2.600%	10,000	10,082	10,209
DTE ENERGY COMPANY	06/01/2016	6.350%	1,260	1,359	1,390
DOMINION RESOURCES INC/VA	07/15/2015	5.150%	3,426	3,574	3,587
DOMINION RESOURCES INC/VA	11/30/2017	6.000%	12,200	13,866	13,964
DOMINION RESOURCES INC/VA	09/15/2017	1.400%	1,850	1,852	1,847
DUKE ENERGY CORP	04/01/2015	3.350%	7,000	7,056	7,158
DUKE ENERGY CORP	08/15/2017	1.625%	9,365	9,427	9,447
ELECTRIC TRANSMISSION TEXAS LLC	06/28/2018	3.690%	25,000	26,312	26,143
NEVADA PWR CO	03/15/2016	5.950%	11,000	11,772	11,951
NEXTERA ENERGY CAPITAL HOLDING	06/01/2015	1.200%	11,025	11,061	11,092
ONCOR ELECTRIC DELIVERY CO LLC	01/15/2015	6.375%	5,210	5,329	5,368
TRANSALTA CORP	01/15/2015	4.750%	8,600	8,701	8,790
TRANSALTA CORP	06/03/2017	1.900%	27,905	27,993	28,014
VIRGINIA ELECTRIC AND POWER CO	01/15/2016	5.400%	1,500	1,607	1,610
XCEL ENERGY INC	05/09/2016	0.750%	6,029	6,032	6,035
TOTAL ELECTRIC				182,600	183,462

ENERGY
ANADARKO PETROLEUM CORP	09/15/2016	5.950%	5,000	5,204	5,538
BP CAPITAL MARKETS PLC	03/11/2016	3.200%	10,710	11,168	11,183
CENTERPOINT ENERGY RESOURCES CORP	05/01/2016	6.150%	1,395	1,526	1,527
CHESAPEAKE ENERGY CORP	08/15/2017	6.500%	210	209	235
COLORADO INTERSTATE GAS CO LLC	03/15/2015	5.950%	1,977	2,027	2,047
COLORADO INTERSTATE GAS CO LLC	11/15/2015	6.800%	35,318	37,356	38,140
CONVENIENCE RETAILERS LLC	11/22/2016	2.750%	10,500	10,500	10,823
DEVON ENERGY CORPORATION	05/15/2017	1.875%	18,555	18,833	18,876
ENTERPRISE PRODUCTS OPERATING	10/15/2014	5.600%	4,893	4,945	4,965
KERN RIVER FDG CORP	04/30/2018	4.893%	11,486	12,416	12,338
KINDER MORGAN ENERGY PARTNERS	02/15/2015	5.625%	17,605	18,001	18,155
MARATHON OIL CORP	11/01/2015	0.900%	27,625	27,654	27,722
MARATHON PETROLEUM CORP	03/01/2016	3.500%	15,328	15,995	16,007
MIDCONTINENT EXPRESS PIPE	09/15/2014	5.450%	11,100	11,167	11,167
NISOURCE FINANCE CORP	07/15/2014	5.400%	10,000	10,007	10,018
NOBLE HOLDING INTERNATIONAL LTD	03/01/2016	3.050%	19,151	19,512	19,746
NORTHWEST PIPELINE LLC	06/15/2016	7.000%	6,780	7,400	7,540
PHILLIPS 66	05/01/2017	2.950%	2,360	2,472	2,473
PLAINS ALL AMERICAN PIPELINE LP	09/15/2015	3.950%	7,000	7,174	7,271
SOUTHERN NATURAL GAS CO LLC	04/01/2017	5.900%	3,296	3,683	3,705
SOUTHERN STAR CENTRAL GAS PIPE	06/01/2016	6.000%	9,449	10,039	10,111

AMERIPRISE CERTIFICATE COMPANY					Schedule 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
As of June 30, 2014 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	CARRYING VALUE (NOTE a)	T/M
ISSUER
TRANSCONTINENTAL GAS PIPE LINE	04/15/2016	6.400%	649	692	709
WOODSIDE FIN LTD	11/10/2014	4.500%	26,288	26,419	26,614
TOTAL ENERGY				264,399	266,910

FINANCE COMPANIES
GENERAL ELECTRIC CAP CORP	10/17/2016	3.350%	25,000	25,977	26,378
GENERAL ELECTRIC CAP CORP	07/02/2015	1.625%	7,000	7,027	7,089
GENERAL ELECTRIC CAP CORP	01/08/2016	1.000%	4,000	3,993	4,029
TOTAL FINANCE COMPANIES				36,997	37,496

INSURANCE
WELLPOINT INC	01/15/2016	5.250%	4,580	4,810	4,894
WELLPOINT INC	09/10/2015	1.250%	14,375	14,411	14,485
TOTAL INSURANCE				19,221	19,379

NATURAL GAS
SEMPRA ENERGY	04/01/2017	2.300%	3,950	4,064	4,055
TOTAL NATURAL GAS				4,064	4,055

TECHNOLOGY
HEWLETT-PACKARD CO	09/15/2016	3.000%	30,000	30,501	31,241
SAP IRELAND US FINANCIAL SERVICES LTD	10/14/2017	2.950%	3,000	3,088	3,093
SAP IRELAND US FINANCIAL SERVICES LTD	06/01/2016	2.770%	15,000	15,397	15,410
SAP IRELAND US FINANCIAL SERVICES LTD	11/15/2017	2.130%	10,000	10,000	10,050
TOTAL TECHNOLOGY				58,986	59,794

TRANSPORTATION
CSX CORP	04/01/2015	6.250%	1,099	1,135	1,146
UNION PACIFIC CORPORATION	02/01/2016	7.000%	12,500	13,589	13,609
TOTAL TRANSPORTATION				14,724	14,755
TOTAL - CORPORATE DEBT SECURITIES				1,016,533	1,025,895

STRUCTURED SECURITIES
MERRILL LYNCH ELLIOTT & PAIGE	02/23/2010	2.209%	11,000	—	—	c, d
TOTAL STRUCTURED SECURITIES				—	—

TOTAL - FIXED MATURITIES				4,201,967	4,206,956

COMMON STOCKS
BUILDING PRODUCTS
CONTECH ENGINEERED SOLUTIONS			13	296	520	d
TOTAL - BUILDING PRODUCTS				296	520

AMERIPRISE CERTIFICATE COMPANY					Schedule 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
As of June 30, 2014 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	CARRYING VALUE (NOTE a)	T/M
ISSUER
CHEMICALS
LYONDELLBASELL INDUSTRIES NV			16	82	1,581
TOTAL - CHEMICALS				82	1,581

CONGLOMERATES/DIVERSIFIED MFG
DAYCO LLC			10	115	457	d
TOTAL - CONGLOMERATES/DIVERSIFIED MFG				115	457

ELECTRONIC/INFO/DATATECH
EAGLE TOPCO 2013 LTD			210	—	—	d
TOTAL - ECLECTRONIC/INFO/DATATECH				—	—

FINANCE - OTHER
NPF XII INC - ABS			10,000	—	—	d
TOTAL - FINANCE - OTHER				—	—

GAMING
HERBST GAMING INC			9	87	102	d
TROPICANA ENTERTAINMENT LLC			4	—	80	d
TOTAL - GAMING				87	182

MEDIA
CUMULUS MEDIA INC			23	69	152	d
DEX ONE CORP			1	—	8	d
TRIBUNE CO			13	577	1,090	d
CENGAGE LEARNING INC			4	128	125
MGM HOLDINGS II INC			37	714	2,923	c, d
MEDIANEWS GRP INC			3	41	88	d
TOTAL - MEDIA				1,529	4,386

METALS/MINING
ALERIS INTERNATIONAL INC			5	184	212
TOTAL - METALS/MINING				184	212

TELECOMMUNICATIONS
HAWAIIAN TELCOM HOLDCO INC			3	50	96	c, d
TOTAL - TELECOMMUNICATIONS				50	96

TOTAL - COMMON STOCKS				2,343	7,434

AMERIPRISE CERTIFICATE COMPANY					Schedule 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
As of June 30, 2014 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	CARRYING VALUE (NOTE a)	T/M
ISSUER
SYNDICATED LOANS
BASIC INDUSTRY
HUNTSMAN INTERNATIONAL LLC	04/19/2017	2.692%	1,168	1,165	1,165
HUNTSMAN INTERNATIONAL LLC	04/19/2017	2.916%	433	430	430
CELANESE US HOLDINGS LLC	10/31/2016	2.231%	710	710	710
TOTAL - BASIC INDUSTRY				2,305	2,305

BROKERAGE
NUVEEN INVESTMENTS INC	05/13/2017	4.151%	868	860	860
TOTAL - BROKERAGE				860	860

CAPITAL GOODS
BERRY PLASTICS CORP	12/17/2020	3.750%	2,233	2,200	2,200
TOTAL - CAPITAL GOODS				2,200	2,200

COMMUNICATIONS
MEDIACOM LLC	01/31/2015	2.630%	411	411	411
SUPERMEDIA INC	07/03/2014	11.600%	216	141	141
DEX ONE CORPORATION	07/31/2014	9.750%	306	175	175
LODGENET INTERACTIVE CORPORATION	12/30/2016	6.750%	311	255	255
CHARTER COMMUN HLDGS LLC	12/31/2016	3.000%	318	318	318
NIELSEN FINANCE LLC	4/15/2021	3.151%	759	758	758
YELL FINANCE LTD	05/01/2016	5.231%	295	232	232
YELL FINANCE LTD	03/28/2018	0.000%	543	—	—	d
YELL FINANCE LTD	12/31/2020	0.000%	35	—	—	d
TOTAL - COMMUNICATIONS				2,290	2,290

CONSUMER CYCLICAL
SABRE INC	02/19/2019	4.250%	279	279	279
LAS VEGAS SANDS LLC	12/11/2020	3.250%	559	545	545
TOTAL - CONSUMER CYCLICAL				824	824

CONSUMER NON CYCLICAL
ARAMARK CORPORATION	07/26/2016	3.652%	49	49	49
ARAMARK CORPORATION	07/26/2016	3.652%	27	27	27
HCA-THE HEALTHCARE CO	05/01/2018	2.975%	1,178	1,176	1,176
BIOMET INC DOLLAR	07/25/2017	3.658%	265	265	265
ARAMARK CORPORATION	02/24/2021	3.250%	747	744	744
CATALENT PHARMA SOLUTIONS INC	05/08/2021	4.500%	679	673	673
TOTAL - CONSUMER NON CYCLICAL				2,934	2,934

ELECTRIC
ENERGY FUTURE HOLDINGS CORP	10/10/2014	0.000%	1,883	1,874	1,874	d
TOTAL - ELECTRIC				1,874	1,874

AMERIPRISE CERTIFICATE COMPANY					Schedule 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
As of June 30, 2014 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	CARRYING VALUE (NOTE a)	T/M
ISSUER

TECHNOLOGY
FREESCALE SEMICONDUCTOR INC	02/28/2020	4.250%	1,484	1,457	1,457
TOTAL - TECHNOLOGY				1,457	1,457
TOTAL - SYNDICATED LOANS BEFORE ALLOWANCE FOR LOSSES				14,744	14,744
ALLOWANCE FOR LOAN LOSSES				(1,123)	(1,123)
TOTAL - SYNDICATED LOANS, NET				13,621	13,621

DERIVATIVES
PURCHASED OPTIONS
BNP PARIBAS SA	7/1/2014		—	1,973	1,973
WELLS FARGO BANK NA	7/8/2014		—	1,752	1,752
BNP PARIBAS SA	7/15/2014		—	1,527	1,527
WELLS FARGO BANK NA	7/22/2014		—	1,384	1,384
BNP PARIBAS SA	7/29/2014		—	1,602	1,602
BNP PARIBAS SA	8/5/2014		—	1,612	1,612
BNP PARIBAS SA	8/12/2014		—	1,575	1,575
BNP PARIBAS SA	8/19/2014		—	1,731	1,731
BNP PARIBAS SA	8/26/2014		—	2,537	2,537
BNP PARIBAS SA	9/2/2014		—	1,921	1,921
WELLS FARGO BANK NA	9/9/2014		—	1,492	1,492
WELLS FARGO BANK NA	9/16/2014		—	1,505	1,505
BNP PARIBAS SA	9/23/2014		—	1,293	1,293
WELLS FARGO BANK NA	9/30/2014		—	1,381	1,381
BNP PARIBAS SA	10/7/2014		—	1,916	1,916
WELLS FARGO BANK NA	10/14/2014		—	1,316	1,316
WELLS FARGO BANK NA	10/21/2014		—	1,024	1,024
WELLS FARGO BANK NA	10/28/2014		—	1,024	1,024
BNP PARIBAS SA	11/4/2014		—	972	972
WELLS FARGO BANK NA	11/11/2014		—	894	894
WELLS FARGO BANK NA	11/18/2014		—	966	966
WELLS FARGO BANK NA	11/25/2014		—	869	869
BNP PARIBAS SA	12/2/2014		—	907	907
BNP PARIBAS SA	12/9/2014		—	927	927
WELLS FARGO BANK NA	12/16/2014		—	1,108	1,108
WELLS FARGO BANK NA	12/24/2014		—	716	716
BNP PARIBAS SA	12/30/2014		—	744	744
WELLS FARGO BANK NA	1/6/2015		—	691	691
WELLS FARGO BANK NA	1/13/2015		—	821	821
WELLS FARGO BANK NA	1/20/2015		—	804	804
WELLS FARGO BANK NA	1/27/2015		—	1,092	1,092
S & P 500 PLOT	2/3/2015		—	1,157	1,157

AMERIPRISE CERTIFICATE COMPANY					Schedule 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
As of June 30, 2014 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	CARRYING VALUE (NOTE a)	T/M
ISSUER
BNP PARIBAS SA	2/10/2015		—	874	874
BNP PARIBAS SA	2/17/2015		—	780	780
BNP PARIBAS SA	2/24/2015		—	813	813
WELLS FARGO BANK NA	3/3/2015		—	718	718
BNP PARIBAS SA	3/10/2015		—	666	666
BNP PARIBAS SA	3/17/2015		—	723	723
BNP PARIBAS SA	3/24/2015		—	791	791
WELLS FARGO BANK NA	3/31/2015		—	680	680
WELLS FARGO BANK NA	4/7/2015		—	753	753
WELLS FARGO BANK NA	4/14/2015		—	883	883
BNP PARIBAS SA	4/21/2015		—	676	676
BNP PARIBAS SA	4/28/2015		—	701	701
WELLS FARGO BANK NA	5/5/2015		—	713	713
WELLS FARGO BANK NA	5/12/2015		—	606	606
WELLS FARGO BANK NA	5/19/2015		—	739	739
WELLS FARGO BANK NA	5/26/2015		—	592	592
WELLS FARGO BANK NA	6/2/2015		—	604	604
WELLS FARGO BANK NA	6/9/2015		—	584	584
WELLS FARGO BANK NA	6/16/2015		—	587	587
WELLS FARGO BANK NA	6/23/2015		—	456	456
TOTAL - PURCHASED OPTIONS				55,172	55,172

WRITTEN OPTIONS
BNP PARIBAS SA	7/1/2014		—	(1,804)	(1,804)
BNP PARIBAS SA	7/1/2014		—	(26)	(26)
WELLS FARGO BANK NA	7/8/2014		—	(1,582)	(1,582)
WELLS FARGO BANK NA	7/8/2014		—	(22)	(22)
BNP PARIBAS SA	7/15/2014		—	(1,366)	(1,366)
BNP PARIBAS SA	7/15/2014		—	(20)	(20)
WELLS FARGO BANK NA	7/22/2014		—	(1,230)	(1,230)
WELLS FARGO BANK NA	7/22/2014		—	(18)	(18)
BNP PARIBAS SA	7/29/2014		—	(1,430)	(1,430)
BNP PARIBAS SA	7/29/2014		—	(18)	(18)
BNP PARIBAS SA	8/5/2014		—	(1,434)	(1,434)
BNP PARIBAS SA	8/5/2014		—	(17)	(17)
BNP PARIBAS SA	8/12/2014		—	(1,378)	(1,378)
BNP PARIBAS SA	8/12/2014		—	(35)	(35)
BNP PARIBAS SA	8/19/2014		—	(1,562)	(1,562)
BNP PARIBAS SA	8/19/2014		—	(22)	(22)
BNP PARIBAS SA	8/26/2014		—	(2,230)	(2,230)
BNP PARIBAS SA	8/26/2014		—	(96)	(96)

AMERIPRISE CERTIFICATE COMPANY					Schedule 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
As of June 30, 2014 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	CARRYING VALUE (NOTE a)	T/M
ISSUER
BNP PARIBAS SA	9/2/2014		—	(1,741)	(1,741)
BNP PARIBAS SA	9/2/2014		—	(23)	(23)
WELLS FARGO BANK NA	9/9/2014		—	(1,333)	(1,333)
WELLS FARGO BANK NA	9/9/2014		—	(19)	(19)
WELLS FARGO BANK NA	9/16/2014		—	(1,331)	(1,331)
WELLS FARGO BANK NA	9/16/2014		—	(17)	(17)
BNP PARIBAS SA	9/23/2014		—	(1,149)	(1,149)
BNP PARIBAS SA	9/23/2014		—	(17)	(17)
WELLS FARGO BANK NA	9/30/2014		—	(1,230)	(1,230)
WELLS FARGO BANK NA	9/30/2014		—	(18)	(18)
BNP PARIBAS SA	10/7/2014		—	(1,706)	(1,706)
BNP PARIBAS SA	10/7/2014		—	(43)	(43)
WELLS FARGO BANK NA	10/14/2014		—	(1,171)	(1,171)
WELLS FARGO BANK NA	10/14/2014		—	(18)	(18)
WELLS FARGO BANK NA	10/21/2014		—	(886)	(886)
WELLS FARGO BANK NA	10/21/2014		—	(12)	(12)
WELLS FARGO BANK NA	10/28/2014		—	(876)	(876)
WELLS FARGO BANK NA	10/28/2014		—	(11)	(11)
BNP PARIBAS SA	11/4/2014		—	(840)	(840)
BNP PARIBAS SA	11/4/2014		—	(12)	(12)
WELLS FARGO BANK NA	11/11/2014		—	(766)	(766)
WELLS FARGO BANK NA	11/11/2014		—	(11)	(11)
WELLS FARGO BANK NA	11/18/2014		—	(828)	(828)
WELLS FARGO BANK NA	11/18/2014		—	(10)	(10)
WELLS FARGO BANK NA	11/25/2014		—	(739)	(739)
WELLS FARGO BANK NA	11/25/2014		—	(9)	(9)
BNP PARIBAS SA	12/2/2014		—	(776)	(776)
BNP PARIBAS SA	12/2/2014		—	(10)	(10)
BNP PARIBAS SA	12/9/2014		—	(792)	(792)
BNP PARIBAS SA	12/9/2014		—	(10)	(10)
WELLS FARGO BANK NA	12/16/2014		—	(959)	(959)
WELLS FARGO BANK NA	12/16/2014		—	(11)	(11)
WELLS FARGO BANK NA	12/24/2014		—	(603)	(603)
WELLS FARGO BANK NA	12/24/2014		—	(8)	(8)
BNP PARIBAS SA	12/30/2014		—	(619)	(619)
BNP PARIBAS SA	12/30/2014		—	(7)	(7)
WELLS FARGO BANK NA	1/6/2015		—	(577)	(577)
WELLS FARGO BANK NA	1/6/2015		—	(8)	(8)
WELLS FARGO BANK NA	1/13/2015		—	(689)	(689)
WELLS FARGO BANK NA	1/13/2015		—	(8)	(8)
WELLS FARGO BANK NA	1/20/2015		—	(673)	(673)

AMERIPRISE CERTIFICATE COMPANY					Schedule 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
As of June 30, 2014 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	CARRYING VALUE (NOTE a)	T/M
ISSUER
WELLS FARGO BANK NA	1/20/2015		—	(8)	(8)
WELLS FARGO BANK NA	1/27/2015		—	(946)	(946)
WELLS FARGO BANK NA	1/27/2015		—	(11)	(11)
S&P 500 INDEX	2/3/2015		—	(1,020)	(1,020)
S&P 500 FUTURE	2/3/2015		—	(14)	(14)
BNP PARIBAS SA	2/10/2015		—	(734)	(734)
BNP PARIBAS SA	2/10/2015		—	(19)	(19)
BNP PARIBAS SA	2/17/2015		—	(663)	(663)
BNP PARIBAS SA	2/17/2015		—	(9)	(9)
BNP PARIBAS SA	2/24/2015		—	(692)	(692)
BNP PARIBAS SA	2/24/2015		—	(8)	(8)
WELLS FARGO BANK NA	3/3/2015		—	(592)	(592)
WELLS FARGO BANK NA	3/3/2015		—	(14)	(14)
BNP PARIBAS SA	3/10/2015		—	(549)	(549)
BNP PARIBAS SA	3/10/2015		—	(15)	(15)
BNP PARIBAS SA	3/17/2015		—	(609)	(609)
BNP PARIBAS SA	3/17/2015		—	(7)	(7)
BNP PARIBAS SA	3/24/2015		—	(670)	(670)
BNP PARIBAS SA	3/24/2015		—	(8)	(8)
WELLS FARGO BANK NA	3/31/2015		—	(570)	(570)
WELLS FARGO BANK NA	3/31/2015		—	(7)	(7)
WELLS FARGO BANK NA	4/7/2015		—	(629)	(629)
WELLS FARGO BANK NA	4/7/2015		—	(17)	(17)
WELLS FARGO BANK NA	4/14/2015		—	(758)	(758)
WELLS FARGO BANK NA	4/14/2015		—	(9)	(9)
BNP PARIBAS SA	4/21/2015		—	(570)	(570)
BNP PARIBAS SA	4/21/2015		—	(7)	(7)
BNP PARIBAS SA	4/28/2015		—	(592)	(592)
BNP PARIBAS SA	4/28/2015		—	(7)	(7)
WELLS FARGO BANK NA	5/5/2015		—	(605)	(605)
WELLS FARGO BANK NA	5/5/2015		—	(8)	(8)
WELLS FARGO BANK NA	5/12/2015		—	(508)	(508)
WELLS FARGO BANK NA	5/12/2015		—	(7)	(7)
WELLS FARGO BANK NA	5/19/2015		—	(634)	(634)
WELLS FARGO BANK NA	5/19/2015		—	(8)	(8)
WELLS FARGO BANK NA	5/26/2015		—	(496)	(496)
WELLS FARGO BANK NA	5/26/2015		—	(7)	(7)
WELLS FARGO BANK NA	6/2/2015		—	(506)	(506)
WELLS FARGO BANK NA	6/2/2015		—	(6)	(6)
WELLS FARGO BANK NA	6/9/2015		—	(484)	(484)
WELLS FARGO BANK NA	6/9/2015		—	(5)	(5)

AMERIPRISE CERTIFICATE COMPANY					Schedule 1
INVESTMENTS OF SECURITIES IN UNAFFILIATED ISSUERS
As of June 30, 2014 (in 000's)	MATURITY DATE	COUPON RATE	PRINCIPAL AMOUNT OF BONDS & NOTES OR # OF SHARES	AMORTIZED COST (NOTES a & b)	CARRYING VALUE (NOTE a)	T/M
ISSUER
WELLS FARGO BANK NA	6/16/2015		—	(481)	(481)
WELLS FARGO BANK NA	6/16/2015		—	(11)	(11)
WELLS FARGO BANK NA	6/23/2015		—	(379)	(379)
WELLS FARGO BANK NA	6/23/2015		—	(6)	(6)
TOTAL - WRITTEN OPTIONS				(48,761)	(48,761)

NONPERFORMANCE RISK ADJUSTMENTS
NONPERFORMANCE RISK ADJUSTMENT			—	(11)	(11)
TOTAL - NONPERFORMANCE RISK ADJUSTMENT				(11)	(11)

TOTAL - DERIVATIVES				6,400	6,400

TOTAL INVESTMENTS IN CASH EQUIVALENTS, FIXED MATURITIES, COMMON STOCK, SYNDICATED LOANS AND DERIVATIVES				4,313,829	4,323,909

NOTES
a) Cash equivalents are carried at amortized cost which approximates fair value. Fixed maturities and Common stocks are carried at fair value. In the absence of quoted market prices, fair values are obtained from third party pricing services, non-binding broker quotes or other model-based valuation techniques. Syndicated loans are carried at amortized cost, less allowance for loan losses. Derivatives are traded in over-the-counter markets using pricing models with market observable inputs. See notes to the financial statements regarding valuations.

b) For Federal income tax purposes, the cost of investments is $4.3 billion.
c) Securities written down due to other-than-temporary impairment related to credit losses.
d) Non-Income producing securities.